Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenues:
Voyage revenues (Note 14)	$ 306,996	$ 324,282
Expenses
Voyage expenses (Note 3)	115,072	91,329
Charter-in hire expenses (Note 3)	14,053	44,442
Vessel operating expenses	85,223	78,133
Dry docking expenses	20,883	28,702
Depreciation	69,958	59,781
Management fees (Note 3)	9,202	8,188
General and administrative expenses (Note 3)	14,991	17,062
Impairment loss	0	3,411
Other operational loss	610	0
Other operational gain	(654)	(171)
Provision for doubtful debts	0	1,250
(Gain)/Loss on forward freight agreements and bunker swaps (Note 13)	(19,532)	(7,383)
(Gain)/Loss on sale of vessels ( Note 5)	0	700
Total Operating Expenses	309,806	325,444
Operating income / (loss)	(2,810)	(1,162)
Other Income/ (Expenses):
Interest and finance costs (Note 8)	(38,381)	(43,826)
Interest and other income/(loss)	432	1,096
Loss on debt extinguishment (Note 6 and 8)	(618)	(1,619)
Total other expenses, net	(38,567)	(44,349)
Income / (loss) before taxes and equity in income of investee	(41,377)	(45,511)
Income taxes	(27)	(59)
Income/(Loss) before equity in income of investee	(41,404)	(45,570)
Equity in income of investee	39	55
Net income/(loss)	$ (41,365)	$ (45,515)
Earnings / (Loss) per share, basic	$ (0.43)	$ (0.49)
Earnings / (Loss) per share, diluted	$ (0.43)	$ (0.49)
Weighted average number of shares outstanding, basic (Note 10)	95,797,142	92,457,415
Weighted average number of shares outstanding, diluted (Note 10)	95,797,142	92,457,415